Share-based payments - Share options and awards (Details) £ / shares in Units, shares in Thousands		12 Months Ended
		Dec. 31, 2019 GBP (£) shares £ / shares		Dec. 31, 2018 GBP (£) shares £ / shares		Dec. 31, 2017 shares £ / shares
SVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year | £	[1],[2]	£ 1.45		£ 1.9
Weighted average share price at exercise/ release during year | £ / shares	[1]	£ 0	[2]	£ 0	[2]	£ 0
Weighted average remaining contractual life in years	[1],[2]	1 year
Number of options/ awards outstanding | shares	[1],[2]	5,619		67,898		191,610
SVP | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life in years	[1],[2]			1 year
DSVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year | £	[1],[2]	£ 1.43		£ 1.94
Weighted average share price at exercise/ release during year | £ / shares	[1]	£ 0	[2]	£ 0	[2]	£ 0
Weighted average remaining contractual life in years	[1],[2]	1 year		1 year
Number of options/ awards outstanding | shares	[1],[2]	325,872		206,571		125,399
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ awards outstanding | shares		232,259		217,952		210,160	[1]
Others | Min [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year | £	[1]	£ 0.4		£ 0.36
Weighted average share price at exercise/ release during year | £ / shares	[1]	£ 1.57		£ 1.82
Weighted average remaining contractual life in years	[1]	0 years		0 years
Others | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year | £	[1]	£ 1.6		£ 2.11
Weighted average share price at exercise/ release during year | £ / shares	[1]	£ 1.7		£ 2.11
Weighted average remaining contractual life in years	[1]	3 years		3 years

[1]	Options/award granted over Barclays PLC shares.
[2]	Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.